Net Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net loss per share

19. Net loss per share

Basic and diluted net income/(loss) per share for each of the periods presented are calculated as follow:

	For the Six Months Ended June 30,
	2021	2022
	(in thousands of RMB, except share data and per share data)

Numerator:
Net loss available to shareholders of the Company - basic and diluted	(164,844)	(7,253)
Denominator
Weighted average number of ordinary shares - basic	2,137,952	13,643,206
Effect of dilutive securities	(9,326)	-
Dilutive effect of non-vested shares	2,128,626	13,643,206
Denominator for diluted net loss per share
Net loss - basic	(77.10)	(0.53)
Net loss - diluted	(77.40)	(0.53)